EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
23.	EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the Years Ended December 31,
	2016		2017		2018
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B
Earnings (loss) per share - basic:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic	(125,531)	(44,104)	15,736	5,971	(83,400)	(31,511)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	69,269,099	24,336,650	64,139,015	24,336,650	64,412,782	24,336,650
Denominator used for basic earnings (loss) per share	69,269,099	24,336,650	64,139,015	24,336,650	64,412,782	24,336,650
Earnings (loss) per share - basic	(1.81)	(1.81)	0.25	0.25	(1.29)	(1.29)

Earnings (loss) per share - diluted:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share	(125,531)	(44,104)	15,736	5,971	(83,400)	(31,511)
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion	(125,531)	(44,104)	15,736	5,971	(83,400)	(31,511)
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	(44,104)	-	5,971	-	(31,511)	-
Net income (loss) attributable to ordinary shareholders	(169,635)	(44,104)	21,707	5,971	(114,911)	(31,511)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	69,269,099	24,336,650	64,139,015	24,336,650	64,412,782	24,336,650
Conversion of Class B to Class A ordinary shares	24,336,650	-	24,336,650	-	24,336,650	-
Employee stock options	-	-	3,110,012	-	-	-
Denominator used for diluted earnings (loss) per share	93,605,749	24,336,650	91,585,677	24,336,650	88,749,432	24,336,650
Earnings (loss) per share -diluted	(1.81)	(1.81)	0.24	0.24	(1.29)	(1.29)

The repurchased but not retired ordinary shares are accounted as treasury stock which are not considered outstanding and excluded from the calculation of basic earnings (loss) per share since the date of repurchase.

Options to purchase
6,034,054
shares of common stock at US$1.95~US$
30
per share and 1,066,635 restricted shares were outstanding in 2018 but were not included in the computation of diluted EPS due to anti-dilutive effect. In addition, 2,790,860 related to the Company’s September 2022 Notes and 4,186,290 related to the Company’s New November 2022 Notes were not included in the calculation of diluted earnings (loss) per share because the impact of inclusion would be anti-dilutive.

In 2017, the number of securities that were not included in the calculation of diluted earnings (loss) per share because the impact of inclusion would be anti-dilutive were as follows: 2,961,570 share options, 290,534 related to the Company’s December 2018 Notes, 2,790,860 related to the Company’s September 2022 Notes and 5,581,720 related to the Company’s November 2022 Notes. As of December 31, 2017, the conversion prices for the December 2018 Notes, the September 2022 Notes and the November 2022 Notes were US$19.62 per ADS, US$7.166 per ADS and US$7.166 per ADS, respectively, as of December 31, 2017. There is no cash conversion rate.

In 2016, the number of securities that were not included in the calculation of diluted earnings (loss) per share because the impact of inclusion would be anti-dilutive were as follows: 5,763,088 employee stock options, 4,153,642 related to the Company’s December 2018 Notes, 2,790,860 related to the Company’s September 2022 Notes and 5,581,720 related to the Company’s November 2022 Notes. As of December 31, 2016, the conversion prices for the December 2018 Notes, the September 2022 Notes and the November 2022 Notes were US$19.62 per ADS, US$7.166 per ADS and US$7.166 per ADS, respectively, as of December 31, 2016. There is no cash conversion rate.